December 23, 2025
Via EDGAR Transmission
Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: Thrive Series Trust, File Nos. 333-287739 and 811-24093

Ladies and Gentlemen:
On behalf of the Prospera Income ETF (the “Fund”), a series of Thrive Series Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Funds contained in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, dated September 23, 2025 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Fund was filed electronically with the Securities and Exchange Commission September 23, 2025, accession number 0000894189-25-007952.

If you have any questions, please do not hesitate to contact the undersigned at (614) 469-3265.

Very truly yours,
/s/ JoAnn M. Strasser
JoAnn M. Strasser